CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Retained earnings Cumulative adjustment CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total 9F Inc. shareholders' equity Cumulative adjustment CNY (¥)	Total 9F Inc. shareholders' equity CNY (¥)	Non-controlling interest CNY (¥)	Cumulative adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2018		¥ 3,046,725	¥ 446,277		¥ 2,671,275	¥ 80,193		¥ 6,244,470	¥ 10,450		¥ 6,254,920
Beginning balance (in shares) at Dec. 31, 2018 | shares	162,672,800
Issuance of ordinary shares		463,065						463,065			463,065
Issuance of ordinary shares (in shares) | shares	8,085,000
Conversion of convertible preferred shares to ordinary shares	¥ 2	1,393,131						1,393,133			1,393,133
Conversion of convertible preferred shares to ordinary shares (in shares) | shares	24,433,200
Change in redemption value of preferred shares					(10,711)			(10,711)			(10,711)
Share-based compensation		353,151						353,151			353,151
Net income (loss)					(2,159,576)			(2,159,576)	5,931		(2,153,645)
Provision of statutory reserve			12,752		(12,752)
Capital contribution from a non-controlling shareholder									8,913		8,913
Non-controlling interest arising from an acquisition									15,862		15,862
Purchase of noncontrolling interests		(14,776)						(14,776)	5,889		(8,887)
Other comprehensive income (loss)						12,027		12,027			12,027
Ending balance at Dec. 31, 2019	¥ 2	5,241,296	459,029		488,236	92,220		6,280,783	47,045		¥ 6,327,828
Ending balance (in shares) at Dec. 31, 2019 | shares	195,191,000
Exercise of share options (in shares) | shares	8,319,681										8,319,681	8,319,681
Share-based compensation		290,630						290,630			¥ 290,630
Net income (loss)					(2,258,895)			(2,258,895)	7,693		(2,251,202)	$ (345,012)
Provision of statutory reserve			7,323		(7,323)
Purchase of noncontrolling interests						(99,173)		(99,173)			(99,173)
Ending balance (ASU 2016-13) at Dec. 31, 2020				¥ (44,767)			¥ (44,767)			¥ (44,767)
Ending balance at Dec. 31, 2020	¥ 2	¥ 5,531,926	¥ 466,352		¥ (1,822,749)	¥ (6,953)		¥ 4,168,578	¥ 54,738		¥ 4,223,316	$ 647,252
Ending balance (in shares) at Dec. 31, 2020 | shares	203,510,681